Provisions (Tables)	12 Months Ended
Mar. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Restructuring £m	Emissions £m	Other £m	Total provisions £m
At 1 April 2018	1,531	194	3	8	316	2,052
Exchange adjustments	103	7	—	—	14	124
Additions¹	32	18	125	16	35	226
Unused amounts reversed	(36)	(10)	(3)	(6)	(10)	(65)
Unwinding of discount	62	5	—	—	7	74
Utilised²	(53)	(26)	(42)	(9)	(79)	(209)
Transfers³	—	—	—	—	(3)	(3)
At 31 March 2019	1,639	188	83	9	280	2,199
Exchange adjustments	82	5	—	1	9	97
Additions¹	437	93	7	12	40	589
Unused amounts reversed	(29)	(16)	(16)	—	(9)	(70)
Unwinding of discount	65	5	—	—	7	77
Utilised²	(123)	(21)	(39)	(5)	(50)	(238)
At 31 March 2020	2,071	254	35	17	277	2,654

	2020	2019
	£m	£m
Current	348	316
Non-current	2,306	1,883
	2,654	2,199

1.
For the year ended 31 March 2020, £402 million (2019: £nil) of additions relate to exceptional environmental provisions, of which £76 million relates to the impact of the change in the real discount rate from 1% to 0.5% during the year (see note 5 for details). Additions to other provisions include £15 million (2019: £nil) in relation to discontinued operations.

2.	Utilised amounts for other provisions include £8 million (2019: £20 million) in relation to discontinued operations.

3.	Represents net amounts transferred to trade and other payables (see note 22) of £nil (2019: £3 million).

Schedule of environmental provision
The environmental provision is as follows:

	2020			2019
	Discounted £m	Undiscounted £m	Real discount rate	Discounted £m	Undiscounted £m	Real discount rate
UK sites	175	184	0.5%	189	210	1%
US sites	1,896	1,955	0.5%	1,450	1,555	1%
	2,071	2,139		1,639	1,765